Note 03 - Assets and liabilities Acquired (Detail: Text Values) - 12 months ended Dec. 31, 2023 £ in Millions	EUR (€)	GBP (£)	EUR (€)
About Numis [Abstract]
Number of corporate broking clients of Numis		170,000,000	170,000,000
of which clients in the FTSE 350		64,000,000	64,000,000
Percentage of index represented by Numis		20.00%	20.00%
DB acquision of Numis [Abstract]
Percentage of interest acquired by Deutsche bank in Numis		100.00%	100.00%
Amount paid by Deutsche Bank to acquire Numis in GBP | £		£ 397
Other intangibles identified in purchase price allocation [Abstract]
Custommer relationships			€ 56,000,000
Trade Name			€ 27,000,000
Impact on Financials due to Numis acquisition [Abstract]
Contribution of Numis to the Groups revenue from the date of acquisition	€ 31,000,000
Contribution of Numis to the Groups Profit Loss from the date of acquisition	1,000,000
Total Groups revenue if the acquisition had taken place at the beginning of the year	31,200,000,000
Total Groups Profit Loss if the acquisition had taken place at the beginning of the year	€ 6,400,000,000
Better Payment Germany GMBH
Group completed the acquisition of of the shares in Better Payment Germany GmbH	1
Cash consideration	€ 5,000,000
Contingent consideration	3,000,000
Group recorded goodwill of EUR million	€ 5,000,000